Discontinued Operations - Income Recognized from Cross-Border Energy Lease Investments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Income tax expense, income from operations of discontinued operations	$ 5	$ (2)	$ 12
Income tax expense, Net gains associated with the accelerated disposition of retail electric and natural gas contracts	$ 30	$ 36	$ 0